Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Summary of movement in provisions

			Unwinding
			of discount
			and changes
			in discount
In € thousand	12/31/2019	Additions	rate	12/31/2020
Provision for asset retirement obligations	124	44	7	175
Record retention obligations	39	4	—	43
Total non-current provisions	163	48	7	218
Provisions for severance payment	—	80	—	80
Total current provisions	—	80	—	80